Return Stacked Bonds & Merger Arbitrage ETF

Consolidated Schedule of Investments

April 30, 2026 (Unaudited)

COMMON STOCKS - 60.1%	Shares	Value
Health Care - 24.8%
Masimo Corp.(a)	36,764	$6,559,801
Penumbra, Inc.(a)	19,894	6,494,993
		13,054,794

Industrial Products - 12.5%
Chart Industries, Inc.(a)(b)	31,624	6,574,630

Insurance - 5.6%
Brighthouse Financial, Inc.(a)	47,262	2,942,532

Media - 7.2%
Clear Channel Outdoor Holdings, Inc. - Class A(a)	1,585,262	3,804,629

Software & Tech Services - 10.0%
Cantaloupe, Inc.(a)	223,592	2,441,624
Talkspace, Inc.(a)	539,652	2,800,794
		5,242,418

TOTAL COMMON STOCKS (Cost $31,772,164)		31,619,003

SHORT-TERM INVESTMENTS - 28.9%
Money Market Funds - 28.9%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(b)(c)(d)	15,166,992	15,166,992

TOTAL SHORT-TERM INVESTMENTS (Cost $15,166,992)		15,166,992

TOTAL INVESTMENTS - 89.0% (Cost $46,939,156)		$46,785,995
Other Assets in Excess of Liabilities - 11.0%		5,768,668
TOTAL NET ASSETS - 100.0%		$52,554,663

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security has been pledged as collateral for securities sold short and futures contracts. As of April 30, 2026, the total value of securities pledged as collateral is $6,001,825.
(c)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.
(d)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

Return Stacked Bonds & Merger Arbitrage ETF

Consolidated Schedule of Securities Sold Short

April 30, 2026 (Unaudited)

COMMON STOCKS - (6.7)%	Shares	Value
Banking - (4.4)%
Banco Santander SA	(188,853)	$(2,302,118)

Health Care - (2.3)%
Boston Scientific Corp.	(20,885)	(1,203,185)

TOTAL COMMON STOCKS (Proceeds ($4,018,345))		(3,505,303)

TOTAL SECURITIES SOLD SHORT - (6.7)% (Proceeds $4,018,345)		$(3,505,303)

Percentages are stated as a percent of net assets.

Return Stacked Bonds & Merger Arbitrage ETF

Consolidated Schedule of Futures Contracts

April 30, 2026 (Unaudited)

The Return Stacked Bonds & Merger Arbitrage ETF had the following futures contracts outstanding with Phillip Capital, Inc. as of April 30, 2026:

FUTURES CONTRACTS - (2.3)%
Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Note	117	06/18/2026	$12,939,469	$(304,098)
U.S. Treasury 2 Year Note	63	06/30/2026	13,048,875	(118,596)
U.S. Treasury 5 Year Note	120	06/30/2026	12,940,313	(225,290)
U.S. Treasury Long Bond	114	06/18/2026	12,864,187	(541,267)
Net Unrealized Appreciation (Depreciation)				$(1,189,251)

Percentages are stated as a percent of net assets.

Return Stacked Bonds & Merger Arbitrage ETF

Consolidated Schedule of Total Return Swap Contracts

April 30, 2026 (Unaudited)

TOTAL RETURN SWAPS - 0.1%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
DigitalBridge Group, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 6.64%	Termination(a)	04/29/2033	$3,450,726	$(690)
Webster Financial Corp.	Marex Capital Markets, Inc.	Receive	OBFR + 6.64%	Termination(a)	04/29/2033	6,740,840	42,444
Net Unrealized Appreciation (Depreciation)							$41,754

Percentages are stated as a percent of net assets.

OBFR – Overnight Bank Funding Rate was 3.64% as of April 30, 2026.

(a)       Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination, but also periodically throughout the term based on predetermined notional thresholds.